Variable interest entities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entities

(3) Variable interest entities

The carrying values of VIEs included in the consolidated financial statements as of March 31, 2016 and December 31, 2015 are as follows:

	March 31, 2016		December 31, 2015
	Assets	Liabilities	Assets	Liabilities
PF Melville	$3,790	$—	$3,728	$—
MMR	3,025	—	2,953	—

Total	$6,815	$—	$6,681	$—

The Company also has variable interests in certain franchisees mainly through the guarantee of certain debt and lease agreements as well as financing provided by the Company and by certain related parties to franchisees. The Company’s maximum obligation, as a result of its guarantees of leases and debt, is approximately $1,730 and $1,871 as of March 31, 2016 and December 31, 2015, respectively.

The amount of the Company’s maximum obligation represents a loss that the Company could incur from the variability in credit exposure without consideration of possible recoveries through insurance or other means. In addition, the amount bears no relation to the ultimate settlement anticipated to be incurred from the Company’s involvement with these entities, which is estimated at $0.

(3) Variable interest entities

The carrying values of VIEs included in the consolidated financial statements as of December 31, 2015 and December 31, 2014 are as follows:

	December 31, 2015		December 31, 2014
	Assets	Liabilities	Assets	Liabilities
PF Melville	$3,728	$—	$3,479	$—
MMR	2,953	—	2,750	—

Total	$6,681	$—	$6,229	$—

The Company also has variable interests in certain franchisees mainly through the guarantee of certain debt and lease agreements as well as financing provided by the Company and by certain related parties to franchisees. The Company’s maximum obligation, as a result of its guarantees of leases and debt, is approximately $1,871 and $2,896 as of December 31, 2015 and 2014, respectively.

The amount of the Company’s maximum obligation represents a loss that the Company could incur from the variability in credit exposure without consideration of possible recoveries through insurance or other means. In addition, the amount bears no relation to the ultimate settlement anticipated to be incurred from the Company’s involvement with these entities, which is estimated at $0.